CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of cost	$ 248